Consolidated Balance Sheets (Parenthetical) - USD ($) $ in Millions	Sep. 30, 2015	Sep. 30, 2014
Allowance for doubtful accounts receivables	$ 128	$ 114
Common stock, par value per share	$ 0.50	$ 0.50
Common stock, shares authorized	1,200,000,000	1,200,000,000
Common stock, shares issued	953,354,012	953,354,012
Common stock, shares outstanding	654,608,521	696,605,222
Treasury stock, shares	298,745,491	256,748,790